Income Taxes - Summary of Changes in Balance of Tax Loss Carryforwards (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ 11,271	$ 17,557	$ 22,000
Increase	3,249	266	2,002
Usage of tax losses	(2,551)	(5,939)	(5,685)
Effect of foreign currency exchange rates	(14)	(613)	(760)
Balance at end of the period	$ 11,955	$ 11,271	$ 17,557